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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 1999
           Check here if Amendment [ ]; Amendment Number:_____________

                        This Amendment (Check only one.):
                             [ ]   is a restatement.
                             [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc. (a)
Address:          505 Park Avenue
                  New York, NY 10022


Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ned Sadaka
Title:            President
Phone:            212-355-6688

Signature, Place, and Date of Signing:


/S/ NED SADAKA
_____________________________________
[Signature]

New York, New York
_____________________________________
[City, State]

May 17, 1999
_____________________________________
[Date]

(a) Mr. Ned Sadaka is a shareholder of Para Advisors, Inc. ("Para Advisors") and also serves as a managing member of the general partner of certain accounts over which Para Advisors has investment discretion.

Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         71

Form 13F Information Table Value Total:

         $458,316 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

NONE

                                            FORM 13F INFORMATION TABLE


                                                          Value                   Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                    Title of    CUSIP     (x$1000)  Shrs or  SH/PRN Call  Discretion  Managers   Sole   Share   None
--------------                    --------    -----     --------  -------- ------ ----  ----------  --------   ----   -----   ----
                                   Class                           prn amt
                                   -----                           -------

AIRBORNE FREIGHT CORP                 COM   009266107     1,868    60,000   SH             SOLE               60,000
AIRTOUCH COMMUNICATIONS INC           COM   00949T100    31,065   321,500   SH             SOLE              321,500
AMERICAN BANKERS INS GRP              COM   024456105     4,680    90,000   SH             SOLE               90,000
AMERICAN EXPRESS CO COM               COM   025816109     8,930    76,000   SH             SOLE               76,000
AMERICAN INTL GROUP ONC               COM   026874107    10,454    86,662   SH             SOLE               86,662
AMERICAN TEL & TEL                    COM   001957109    21,126   264,690   SH             SOLE              264,690
AMP INC                               COM   031897101    27,276   508,053   SH             SOLE              508,053
ASCEND COMMUNICATIONS INC             COM   043491109    24,294   290,300   SH             SOLE              290,300
AT&T CORP/LIBERTY MEDIA GRP A         COM   87924v507     8,357   158,804   SH             SOLE              158,804
BANKERS TRUST CORP                    COM   066365107     8,384    95,000   SH             SOLE               95,000
BELL ATLANTIC CORP                    COM   077853109     5,169   100,000   SH             SOLE              100,000
BERKSHIRE HATHAWAY INC                COM   084670108    16,993       238   SH             SOLE                  238
BOEING CO                             COM   097023105     3,413   100,000   SH             SOLE              100,000
BP AMOCO PLC                          COM   110889409    13,913   137,839   SH             SOLE              137,839
CBS CORPORATION                       COM   12490K107     1,638    40,000   SH             SOLE               40,000
CNA FINANCIAL CORP                    COM   126117100     1,358    35,000   SH             SOLE               35,000
COMDISCO                              COM   200336105     3,575   200,000   SH             SOLE              200,000
COMSAT CORP SER 1                     COM   20564d107     4,051   140,000   SH             SOLE              140,000
CRIIMI MAE INC                        COM   226603108       464   172,700   SH             SOLE              172,700
DAIMLERCHRYSLER A.G                   COM   D1668R123    16,337   190,383   SH             SOLE              190,383
DANA CORP                             COM   235811106     2,117    55,700   SH             SOLE               55,700
DYNATECH CORP NEW                     COM   268140100       288    83,927   SH             SOLE               83,927
EAGLE HARDWARE & GARDEN INC           COM   26959B101     1,974    51,700   SH             SOLE               51,700
ENRON OIL & GAS CO                    COM   293562104     1,995   120,000   SH             SOLE              120,000
EQUITABLE COMPANIES INC               COM   29444G107     5,334    76,200   SH             SOLE               76,200
FLEET FINANCIAL GROUP INC             COM   338915101     5,689   151,200   SH             SOLE              151,200
FRED MEYER INC                        COM   592907109     2,797    47,500   SH             SOLE               47,500
GLOBAL LIGHT TELECOM                  COM   362284101     2,141   463,000   SH             SOLE              463,000
GTE CORP COM                          COM   362320103     6,655   110,000   SH             SOLE              110,000
GUCCI GROUP NV                        COM   401566104     8,855   110,000   SH             SOLE              110,000
HEARST-ARGYLE TV INC                  COM   422317107       673    27,316   SH             SOLE               27,316
HOUSEHOLD INTERNATIONAL INC           COM   441815107     5,829   127,765   SH             SOLE              127,765
IRVINE APARTMENT COMM                 COM   463606103     2,203    67,000   SH             SOLE               67,000
IXC COMMUNICATIONS INC                COM   450713102     1,147    25,000   SH             SOLE               25,000
JOHNS MANVILLE CORP                   COM   478129109       411    23,800   SH             SOLE               23,800
KANSAS CITY SOUTHERN                  COM   485170104     4,161    73,000   SH             SOLE               73,000
LEVEL ONE COMM INC                    COM   527295109     1,488    30,600   SH             SOLE               30,600
LIMITED INC                           COM   532716107     1,185    29,900   SH             SOLE               29,900
LORAL SPACE & COMMUNICATIONS          COM   G56462107     4,170   288,800   SH             SOLE              288,800
LUCASVARITY PLC                       COM   549395101     8,325   180,000   SH             SOLE              180,000
MARK IV INDS INC COM                  COM   570387100     2,449   187,500   SH             SOLE              187,500
MCI WORLDCOM INC                      COM   98155k102    49,686   561,032   SH             SOLE              561,032
MEDIAONE GROUP INC                    COM   58440J104     6,985   110,000   SH             SOLE              110,000
MERRILL LYNCH & CO INC                COM   590188108     5,881    66,500   SH             SOLE               66,500
MIDAMERICAN ENERGY HLDGS              COM   59562V107     1,400    50,000   SH             SOLE               50,000
MONSANTO CO                           COM   611662107     2,926    63,700   SH             SOLE               63,700
MORTON INTL IND NEW COM               COM   619335102     1,838    50,000   SH             SOLE               50,000
NAC RE CORP                           COM   628907107     7,918   147,492   SH             SOLE              147,492
NAVISTAR INTL CORP                    COM   63934E108     5,180   128,900   SH             SOLE              128,900
NEWPARK RESOURCES INC                 COM   651718504       348    48,000   SH             SOLE               48,000
NEWPORT NEWS SHIPBUILDING             COM   652228107     2,852    90,000   SH             SOLE               90,000
NEWS CORP LTD                         COM   652487802     6,881   250,200   SH             SOLE              250,200
OCTEL CORP                            COM   675727101       703    57,400   SH             SOLE               57,400
POWERHOUSE TECH INC COM               COM   739323103     1,389    80,800   SH             SOLE               80,800
PULITZER INC                          COM   745769109     3,013    74,500   SH             SOLE               74,500
RYDER SYSTEMS INC                     COM   783549108     6,268   226,900   SH             SOLE              226,900
SUNSTRAND CORP                        COM   867323107     6,255    90,000   SH             SOLE               90,000
TELECOM ITALIA ADR                    COM   87927W106     1,566    15,000   SH             SOLE               15,000



                                                          Value                   Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                    Title of    CUSIP     (x$1000)  Shrs or  SH/PRN Call  Discretion  Managers   Sole   Share   None
--------------                    --------    -----     --------  -------- ------ ----  ----------  --------   ----   -----   ----
                                   Class                           prn amt
                                   -----                           -------

TIME WARNER INC                       COM   887315109    11,441   161,000   SH             SOLE              161,000
TRANSAMERICA CORP                     COM   893485102     5,680    80,000   SH             SOLE               80,000
TYCO INTERNATIONAL                    COM   902124106     5,632    78,500   SH             SOLE               78,500
UNITED INTL HLDGS INC                 COM   910734102     5,329   122,500   SH             SOLE              122,500
UNOVA INC                             COM   91529b106     3,046   231,000   SH             SOLE              231,000
US FILTER CORP                        COM   911843209     1,547    50,500   SH             SOLE               50,500
VARIAN ASSOCIATES INC                 COM   922204102     3,875   100,000   SH             SOLE              100,000
VISHAY INTERTECH                      COM   928298108     2,991   205,400   SH             SOLE              205,400
VLSI TECHNOLOGY INC                   COM   918270109     4,379   226,000   SH             SOLE              226,000
WHITMAN CORP                          COM   96647K102     6,777   394,300   SH             SOLE              394,300
WINSTAR COMMUNICATIONS INC            COM   975515107     7,327   201,600   SH             SOLE              201,600
WTS GOLDEN STATE BANCORP              COM   381197136       291    60,100   SH             SOLE               60,100
YPF SOCIEDAD ANONIMA                  COM   984245100     5,681   180,000   SH             SOLE              180,000
